UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007
                                               -------------

Check here if Amendment [ ];                   Amendment Number: ___

  This Amendment (Check only one):
       [ ] is a restatement.
       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Basswood Capital Management, L.L.C.
Address:   645 Madison Avenue
           10th Floor
           New York, New York 10022

Form 13F File Number: 028-10569

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:      Matthew Lindenbaum
Title:     Managing Member
Phone:     (212) 521-9500

Signature, Place, and Date of Signing:


/s/ Matthew Lindenbaum    New York, New York            August 10, 2007
----------------------    --------------------          ------------------
[Signature]                  [City, State]              [Date]


Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:  None

                              Form 13F SUMMARY PAGE

                                 REPORT SUMMARY


Number of Other Included Managers: 6*

Form 13F Information Table Entry Total: 88

Form 13F Information Table Value Total: $ 1,411,866,209

List of Other Included Managers:

No. 1
   ---
Form 13F File Number 028-10565
Name:  Basswood Financial Partners, L.P.
       ---------------------------------

No. 2
   ---
Form 13F File Number 028-10566
Name:  Basswood Opportunity Fund, Inc.
       -------------------------------

No. 3
   ---
Form 13F File Number 028-10567
Name:  Basswood International Fund, Inc.
       ---------------------------------

No. 4
   ---
Form 13F File Number 028-10568
Name:  Basswood Opportunity Partners, L.P.
       -----------------------------------

No. 5
   ---
Form 13F File Number 028-10570
Name:  Basswood Partners, L.L.C.
       -------------------------

No. 6
   ---
Form 13F File Number 028-11843
Name:  Whitewood Financial Partners, L.P.
       ----------------------------------


* Messrs. Bennett and Matthew Lindenbaum, as Principals of Basswood Partners, L.L.C. and Basswood Capital Management, L.L.C., have investment discretion over the investment portfolios reported herein.

                                               FORM 13F INFORMATION TABLE


------------------------ -------- --------- -------------- ---------------------- -----------  -----------  ----------
Basswood Partners                                                                    Item 6:                Item 8:
Combination Report                                                                Investment                Voting
June 30, 2007                                                                     Discretion                Authority
                                                                                                            (shares)
------------------------ -------- --------- -------------- ---------------------- -----------  -----------  ----------
Item 1:                  Item 2:  Item 3:   Item 4:                 Item 5:       Shares       Item 7:
Name of Issuer           Title of CUSIP     Fair Mkt       Shares or     SHRS/PRN As Defined   Managers     Shared
                         Class    Number    Value USD      Principal Amt Put/Call in Instr. V  See Inst. V
------------------------ -------- --------- -------------- ------------- -------- -----------  -----------  ----------
Advanced Auto Parts,
Inc (AAP)                Common   00751Y106     17,218,441       424,832    SH         x       1,2,3,4,5,6       x
                         -------- --------- -------------- ------------- -------- -----------  -----------  ----------
Allstate Corporation
(ALL)                    Common   020002101      5,572,375        90,593    SH         x            1            x
                         -------- --------- -------------- ------------- -------- -----------  -----------  ----------
AMB Property Corp
(AMB)                    Common   00163T109        616,181        11,578    SH         x       1,2,3,4,5,6       x
                         -------- --------- -------------- ------------- -------- -----------  -----------  ----------
Anixter International
Inc (AXE)                Common   035290105     10,546,548       140,228    SH         x         1,4,5,6         x
                         -------- --------- -------------- ------------- -------- -----------  -----------  ----------
Apartment Investment
& Management Co.(AIV)    Common   03748R101        642,653        12,746    SH         x       1,2,3,4,5,6       x
                         -------- --------- -------------- ------------- -------- -----------  -----------  ----------
Astoria Financial
Corp. (AF)               Common   046265104     36,499,706     1,457,656    SH         x       1,2,3,4,5,6       x
                         -------- --------- -------------- ------------- -------- -----------  -----------  ----------

Autozone Inc. (AZO)      Common   053332102      4,428,401        32,414    SH         x           5,6           x
                         -------- --------- -------------- ------------- -------- -----------  -----------  ----------
Avalonbay Communities
Inc. (AVB)               Common   053484101        640,882         5,391    SH         x       1,2,3,4,5,6       x
                         -------- --------- -------------- ------------- -------- -----------  -----------  ----------
Bank of America Corp.
(BAC)                    Common   060505104     57,510,636     1,176,327    SH         x          1,5,6          x
                         -------- --------- -------------- ------------- -------- -----------  -----------  ----------

Bank of New York (BK)    Common   064057102     10,090,391       243,494    SH         x       1,2,3,4,5,6       x
                         -------- --------- -------------- ------------- -------- -----------  -----------  ----------
BB&T Corporation (BBT)   Common   054937107      1,853,503        45,563    SH         x           5,6           x
                         -------- --------- -------------- ------------- -------- -----------  -----------  ----------
Beacon Roofing Supply
Inc. (BECN)              Common   073685109     54,296,489     3,195,791    SH         x       1,2,3,4,5,6       x
                         -------- --------- -------------- ------------- -------- -----------  -----------  ----------

Bear Stearns (BSC)       Common   073902108     25,110,881       179,363    SH         x       1,2,3,4,5,6       x
                         -------- --------- -------------- ------------- -------- -----------  -----------  ----------

Best Buy Co Inc (BBY)    Common   086516101     19,928,137       427,001    SH         x       1,2,3,4,5,6       x
                         -------- --------- -------------- ------------- -------- -----------  -----------  ----------
Brookfield Property
Corp. (BPO)              Common   112900105      3,831,402       157,606    SH         x       1,2,3,4,5,6       x
                         -------- --------- -------------- ------------- -------- -----------  -----------  ----------
Brown & Brown Inc.
(BRO)                    Common   115236101     12,008,121       477,650    SH         x       1,2,3,4,5,6       x
                         -------- --------- -------------- ------------- -------- -----------  -----------  ----------
Burlington Northern
Santa Fe (BNI)           Common   12189T104      7,662,600        90,000    SH         x            4            x
                         -------- --------- -------------- ------------- -------- -----------  -----------  ----------
Camden Property Trust
(CPT)                    Common   133131102        614,450         9,175    SH         x       1,2,3,4,5,6       x
                         -------- --------- -------------- ------------- -------- -----------  -----------  ----------
Capital One Financial
Corp. (COF)              Common   14040H105     33,455,444       426,510    SH         x       1,2,3,4,5,6       x
                         -------- --------- -------------- ------------- -------- -----------  -----------  ----------

Carter's Inc. (CRI)      Common   146229109     17,734,011       683,655    SH         x       1,2,3,4,5,6       x
                         -------- --------- -------------- ------------- -------- -----------  -----------  ----------

Cemex S A (CX)           Common   151290889     41,299,664     1,119,232    SH         x          4,5,6          x
                         -------- --------- -------------- ------------- -------- -----------  -----------  ----------
Circuit City Stores
Inc (CC)                 Common   172737108     14,445,720       957,939    SH         x       1,2,3,4,5,6       x
                         -------- --------- -------------- ------------- -------- -----------  -----------  ----------

Citigroup Inc. (C)       Common   172967101     10,816,805       210,895    SH         x          1,5,6          x
                         -------- --------- -------------- ------------- -------- -----------  -----------  ----------
City National Corp.
(CYN)                    Common   178566105      5,684,303        74,705    SH         x          1,5,6          x
                         -------- --------- -------------- ------------- -------- -----------  -----------  ----------

Comerica, Inc. (CMA)     Common   200340107      5,947,952       100,016    SH         x          1,5,6          x
                         -------- --------- -------------- ------------- -------- -----------  -----------  ----------
Commerce Bancorp Inc.
(CBH)                    Common   200519106     47,963,712     1,296,667    SH         x       1,2,3,4,5,6       x
                         -------- --------- -------------- ------------- -------- -----------  -----------  ----------
Countrywide Financial
Corporation (CFC)        Common   222372104    136,684,651     3,760,238    SH         x       1,2,3,4,5,6       x
                         -------- --------- -------------- ------------- -------- -----------  -----------  ----------
Developers Dvsfd
Realty Corp (DDR)        Common   251591103        592,619        11,243    SH         x       1,2,3,4,5,6       x
                         -------- --------- -------------- ------------- -------- -----------  -----------  ----------
Discover Financial-W/I
(DFS-W)                  Common   254709108      5,834,321       204,713    SH         x       1,2,3,4,5,6       x
                         -------- --------- -------------- ------------- -------- -----------  -----------  ----------

Downey Finl Corp (DSL)   Common   261018105     19,663,228       298,018    SH         x       1,2,3,4,5,6       x
                         -------- --------- -------------- ------------- -------- -----------  -----------  ----------
Equity Lifestyle
Properties (ELS)         Common   29472R108        665,214        12,746    SH         x       1,2,3,4,5,6       x
                         -------- --------- -------------- ------------- -------- -----------  -----------  ----------
Fidelity National
Financial Inc. (FNF)     Common   31620R105     36,950,929     1,559,110    SH         x         1,4,5,6         x
                         -------- --------- -------------- ------------- -------- -----------  -----------  ----------
Fidelity National
Information Svcs. (FIS)  Common   31620M106     11,057,092       203,705    SH         x          1,5,6          x
                         -------- --------- -------------- ------------- -------- -----------  -----------  ----------
Fifth Third Bancorp
(FITB)                   Common   316773100      3,722,750        93,607    SH         x            1            x
                         -------- --------- -------------- ------------- -------- -----------  -----------  ----------
Finova Corp. (FNVG)      Common   317928109          3,716        92,912    SH         x           1,5           x
                         -------- --------- -------------- ------------- -------- -----------  -----------  ----------
First American Corp.
(FAF)                    Common   318522307     34,265,237       692,227    SH         x       1,2,3,4,5,6       x
                         -------- --------- -------------- ------------- -------- -----------  -----------  ----------
Goodman Global, Inc.
(GGL)                    Common   38239A100     24,369,563     1,096,740    SH         x       1,2,3,4,5,6       x
                         -------- --------- -------------- ------------- -------- -----------  -----------  ----------
Harley-Davidson Inc
(HOG)                    Common   412822108     20,691,644       347,117    SH         x       1,2,3,4,5,6       x
                         -------- --------- -------------- ------------- -------- -----------  -----------  ----------
Hilb, Rogal and Hobbs
(HRH)                    Common   431294107     10,099,873       235,648    SH         x       1,2,3,4,5,6       x
                         -------- --------- -------------- ------------- -------- -----------  -----------  ----------

Home Depot Inc. (HD)     Common   437076102      9,552,016       242,745    SH         x         1,4,5,6         x
                         -------- --------- -------------- ------------- -------- -----------  -----------  ----------
Host Hotels & Resorts
Inc (HST)                Common   44107P104        635,361        27,481    SH         x       1,2,3,4,5,6       x
                         -------- --------- -------------- ------------- -------- -----------  -----------  ----------
JP Morgan Chase & Co.
(JPM)                    Common   46625H100     37,447,086       772,901    SH         x          1,5,6          x
                         -------- --------- -------------- ------------- -------- -----------  -----------  ----------
Kilroy Realty Corp.
(KRC)                    Common   49427F108        636,497         8,985    SH         x       1,2,3,4,5,6       x
                         -------- --------- -------------- ------------- -------- -----------  -----------  ----------
Lakeland Bancorp Inc.
(LBAI)                   Common   511637100      1,755,573       131,998    SH         x            5            x
                         -------- --------- -------------- ------------- -------- -----------  -----------  ----------

Lennar Corp. (LEN)       Common   526057104     19,680,285       538,301    SH         x       1,2,3,4,5,6       x
                         -------- --------- -------------- ------------- -------- -----------  -----------  ----------
Liberty Property Trust
(LRY)                    Common   531172104        637,688        14,516    SH         x       1,2,3,4,5,6       x
                         -------- --------- -------------- ------------- -------- -----------  -----------  ----------

M/I Homes Inc (MHO)      Common   55305B101      1,238,895        46,575    SH         x         1,4,5,6         x
                         -------- --------- -------------- ------------- -------- -----------  -----------  ----------

Macerich Co (MAC)        Common   554382101        630,101         7,645    SH         x       1,2,3,4,5,6       x
                         -------- --------- -------------- ------------- -------- -----------  -----------  ----------

Masco Corp. (MAS)        Common   574599106      7,709,477       270,793    SH         x         1,4,5,6         x
                         -------- --------- -------------- ------------- -------- -----------  -----------  ----------

MDC Holdings Inc (MDC)   Common   552676108     30,485,660       630,390    SH         x       1,2,3,4,5,6       x
                         -------- --------- -------------- ------------- -------- -----------  -----------  ----------
MSC Industrial Direct
Co-A (MSM)               Common   553530106     25,429,195       462,349    SH         x       1,2,3,4,5,6       x
                         -------- --------- -------------- ------------- -------- -----------  -----------  ----------
National City Corp.
(NCC)                    Common   635405103        390,777        11,728    SH         x            5            x
                         -------- --------- -------------- ------------- -------- -----------  -----------  ----------
Nationwide Health
Pptys Inc (NHP)          Common   638620104        614,339        22,586    SH         x       1,2,3,4,5,6       x
                         -------- --------- -------------- ------------- -------- -----------  -----------  ----------
NCI Building Systems
Inc. (NCS)               Common   628852105     18,009,495       365,082    SH         x       1,2,3,4,5,6       x
                         -------- --------- -------------- ------------- -------- -----------  -----------  ----------

Office Depot Inc (ODP)   Common   676220106     24,866,574       820,679    SH         x       1,2,3,4,5,6       x
                         -------- --------- -------------- ------------- -------- -----------  -----------  ----------

OfficeMax Inc (OMX)      Common   67622P101     14,644,831       372,642    SH         x       1,2,3,4,5,6       x
                         -------- --------- -------------- ------------- -------- -----------  -----------  ----------
Pacific Capital
Bancorp (PCBC)           Common   69404P101      2,661,307        98,640    SH         x           1,6           x
                         -------- --------- -------------- ------------- -------- -----------  -----------  ----------
Penn Real Estate
Invest Tst (PEI)         Common   709102107        628,112        14,169    SH         x       1,2,3,4,5,6       x
                         -------- --------- -------------- ------------- -------- -----------  -----------  ----------
Public Storage (PSA)     Common   74460D109        606,571         7,896    SH         x       1,2,3,4,5,6       x
                         -------- --------- -------------- ------------- -------- -----------  -----------  ----------

Pulte Homes Inc. (PHM)   Common   745867101     28,597,730     1,273,841    SH         x          1,5,6          x
                         -------- --------- -------------- ------------- -------- -----------  -----------  ----------
Regency Centers Corp
(REG)                    Common   758849103        614,337         8,714    SH         x       1,2,3,4,5,6       x
                         -------- --------- -------------- ------------- -------- -----------  -----------  ----------

------------------------ -------- --------- -------------- ---------------------- -----------  -----------  ----------
Basswood Partners                                                                    Item 6:                Item 8:
Combination Report                                                                Investment                Voting
June 30, 2007                                                                     Discretion                Authority
                                                                                                            (shares)
------------------------ -------- --------- -------------- ---------------------- -----------  -----------  ----------
Item 1:                  Item 2:  Item 3:   Item 4:                 Item 5:       Shares       Item 7:
Name of Issuer           Title of CUSIP     Fair Mkt       Shares or     SHRS/PRN As Defined   Managers     Shared
                         Class    Number    Value USD      Principal Amt Put/Call in Instr. V  See Inst. V
------------------------ -------- --------- -------------- ------------- -------- -----------  -----------  ----------
Royal Caribbean
Cruises Ltd (RCL)        Common   V7780T103      8,241,845       191,760    SH         x           4,6           x
                         -------- --------- -------------- ------------- -------- -----------  -----------  ----------
SL Green Realty Corp.
(SLG)                    Common   78440X101        598,636         4,832    SH         x       1,2,3,4,5,6       x
                         -------- --------- -------------- ------------- -------- -----------  -----------  ----------
Sovereign Bancorp
(SOV)                    Common   845905108     33,391,472     1,579,540    SH         x         1,4,5,6         x
                         -------- --------- -------------- ------------- -------- -----------  -----------  ----------
Standard Pacific Corp
(SPF)                    Common   85375C101      1,930,859       110,146    SH         x         1,4,5,6         x
                         -------- --------- -------------- ------------- -------- -----------  -----------  ----------

Staples Inc (SPLS)       Common   855030102     14,560,657       613,597    SH         x       1,2,3,4,5,6       x
                         -------- --------- -------------- ------------- -------- -----------  -----------  ----------
Strategic Hotels &
Resorts (BEE)            Common   86272T106        644,046        28,637    SH         x       1,2,3,4,5,6       x
                         -------- --------- -------------- ------------- -------- -----------  -----------  ----------

Sysco Corp (SYY)         Common   871829107      6,244,215       189,276    SH         x           1,6           x
                         -------- --------- -------------- ------------- -------- -----------  -----------  ----------
Taubman Centers Inc
(TCO)                    Common   876664103        606,978        12,235    SH         x       1,2,3,4,5,6       x
                         -------- --------- -------------- ------------- -------- -----------  -----------  ----------
TCF Financial Corp.
(TCB)                    Common   872275102      1,554,798        55,928    SH         x            1            x
                         -------- --------- -------------- ------------- -------- -----------  -----------  ----------
Toll Brothers Inc.
(TOL)                    Common   889478103     41,810,050     1,673,741    SH         x         1,4,5,6         x
                         -------- --------- -------------- ------------- -------- -----------  -----------  ----------

US Bancorp (USB)         Common   902973304     67,874,181     2,059,914    SH         x       1,2,3,4,5,6       x
                         -------- --------- -------------- ------------- -------- -----------  -----------  ----------
USI Holdings Corp
(USIH)                   Common   90333H101        384,880        22,640    SH         x            5            x
                         -------- --------- -------------- ------------- -------- -----------  -----------  ----------
Vornado Realty Trust
(VNO)                    Common   929042109      5,912,577        53,829    SH         x       1,2,3,4,5,6       x
                         -------- --------- -------------- ------------- -------- -----------  -----------  ----------

Wachovia Corp. (WB)      Common   929903102      3,390,803        66,162    SH         x            1            x
                         -------- --------- -------------- ------------- -------- -----------  -----------  ----------
Wal Mart Stores Inc.
(WMT)                    Common   931142103     14,931,516       310,362    SH         x       1,2,3,4,5,6       x
                         -------- --------- -------------- ------------- -------- -----------  -----------  ----------

Washington Mutual (WM)   Common   939322103     25,283,559       592,954    SH         x           1,6           x
                         -------- --------- -------------- ------------- -------- -----------  -----------  ----------

Watsco Inc (WSO)         Common   942622200     52,167,478       958,961    SH         x       1,2,3,4,5,6       x
                         -------- --------- -------------- ------------- -------- -----------  -----------  ----------
WCI Communities Inc
(WCI)                    Common   92923C104        658,026        39,450    SH         x            6            x
                         -------- --------- -------------- ------------- -------- -----------  -----------  ----------

Wells Fargo & CO (WFC)   Common   949746101     67,515,075     1,919,678    SH         x       1,2,3,4,5,6       x
                         -------- --------- -------------- ------------- -------- -----------  -----------  ----------
Wesco International
Inc. (WCC)               Common   95082P105     45,953,848       760,196    SH         x       1,2,3,4,5,6       x
                         -------- --------- -------------- ------------- -------- -----------  -----------  ----------
Westamerica Bancorp.
(WABC)                   Common   957090103      2,674,352        60,451    SH         x            1            x
                         -------- --------- -------------- ------------- -------- -----------  -----------  ----------
Whole Foods Market Inc
(WFMI)                   Common   966837106     17,125,347       447,137    SH         x       1,2,3,4,5,6       x
                         -------- --------- -------------- ------------- -------- -----------  -----------  ----------
Willis Group Holdings
Ltd (WSH)                Common   G96655108     18,558,380       421,207    SH         x       1,2,3,4,5,6       x
                         -------- --------- -------------- ------------- -------- -----------  -----------  ----------
Winnebago Inds Inc.
(WGO)                    Common   974637100      1,231,279        41,710    SH         x            6            x
------------------------ -------- --------- -------------- ------------- -------- -----------  -----------  ----------

------------------------ -------- --------- -------------- ------------- -------- -----------  -----------  ----------
Total                                       $1,411,866,209    40,029,352
------------------------ -------- --------- -------------- ------------- -------- -----------  -----------  ----------